UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08394

Templeton Dragon Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   9/30/13

Item 1. Schedule of Investments.

Templeton Dragon Fund, Inc.

Statement of Investments, September 30, 2013 (unaudited)

	Country	Shares	Value
Common Stocks 98.1%
Air Freight & Logistics 0.2%
Sinotrans Ltd., H	China	5,999,000	$1,577,880
Auto Components 2.2%
Cheng Shin Rubber Industry Co. Ltd.	Taiwan	8,851,439	23,172,717
Automobiles 6.6%
Chongqing Changan Automobile Co. Ltd., B	China	3,540,804	5,405,285
Dongfeng Motor Group Co. Ltd., H	China	14,578,000	22,216,744
Great Wall Motor Co. Ltd., H	China	5,180,345	28,019,195
Guangzhou Automobile Group Co. Ltd., H	China	3,657,584	3,966,024
[a]Jiangling Motors Corp. Ltd., B	China	3,985,917	11,074,918
			70,682,166
Beverages 0.3%
Yantai Changyu Pioneer Wine Co. Ltd., B	China	825,075	2,815,868
Commercial Banks 8.9%
Bank of China Ltd., H	China	51,200,600	23,303,157
BOC Hong Kong (Holdings) Ltd.	Hong Kong	5,202,500	16,702,306
China Construction Bank Corp., H	China	47,622,272	36,717,770
Industrial and Commercial Bank of China Ltd., H	China	25,873,155	18,047,275
			94,770,508
Commercial Services & Supplies 0.0%†
[b,c]Integrated Waste Solutions Group Holdings Ltd.	China	5,424,078	95,111
Computers & Peripherals 2.5%
Advantech Co. Ltd.	Taiwan	1,533,990	8,587,024
Asustek Computer Inc.	Taiwan	1,290,103	10,276,315
Simplo Technology Co. Ltd.	Taiwan	1,600,214	7,766,978
			26,630,317
Construction Materials 2.0%
Anhui Conch Cement Co. Ltd., H	China	3,355,500	10,750,994
Asia Cement China Holdings Corp.	China	8,734,229	4,144,168
China National Building Material Co. Ltd.	China	7,082,000	6,802,636
			21,697,798
Distributors 1.4%
Dah Chong Hong Holdings Ltd.	China	18,886,520	15,365,486
Diversified Telecommunication Services 0.9%
China Telecom Corp. Ltd., H	China	7,406,000	3,685,836
China Unicom (Hong Kong) Ltd.	China	3,912,752	6,124,435
			9,810,271
Electric Utilities 3.3%
Cheung Kong Infrastructure Holdings Ltd.	Hong Kong	5,139,000	35,647,239
Electrical Equipment 0.2%
Dongfang Electric Corp. Ltd., H	China	1,140,000	1,660,918
Food & Staples Retailing 18.4%
[d]Beijing Jingkelong Co. Ltd., H	China	9,920,429	2,980,241
China Resources Enterprise Ltd.	China	5,818,000	18,528,304
Dairy Farm International Holdings Ltd.	Hong Kong	17,386,078	175,773,248
			197,281,793
Food Products 1.6%
China Foods Ltd.	China	14,638,000	5,265,637
Shenguan Holdings Group Ltd.	China	9,294,000	3,942,426
Uni-President China Holdings Ltd.	China	4,888,000	4,903,157

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Dragon Fund, Inc.
Statement of Investments, September 30, 2013 (unaudited) (continued)
Uni-President Enterprises Corp.	Taiwan	1,729,012	3,222,343
			17,333,563
Gas Utilities 0.8%
ENN Energy Holdings Ltd.	China	1,466,700	8,188,308
Hotels, Restaurants & Leisure 0.6%
SJM Holdings Ltd.	Hong Kong	2,191,000	6,158,343
Industrial Conglomerates 3.1%
Hopewell Holdings Ltd.	Hong Kong	5,540,500	18,430,353
Shanghai Industrial Holdings Ltd.	China	4,406,000	14,599,656
			33,030,009
Insurance 0.7%
AIA Group Ltd.	Hong Kong	1,696,200	7,971,491
Internet Software & Services 0.8%
[b]Sohu.com Inc.	China	113,800	8,970,854
IT Services 0.6%
Travelsky Technology Ltd., H	China	8,444,559	6,794,016
Leisure Equipment & Products 0.1%
Yorkey Optical International Cayman Ltd.	China	11,491,000	1,022,285
Machinery 0.7%
[e]Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	China	9,165,020	7,940,863
Marine 0.5%
[b]China Shipping Development Co. Ltd., H	China	3,862,000	2,036,576
Sinotrans Shipping Ltd.	China	9,364,500	2,946,045
			4,982,621
Metals & Mining 0.7%
[b,e]Angang Steel Co. Ltd., H	China	1,014,000	604,011
Jiangxi Copper Co. Ltd., H	China	3,306,840	6,497,752
			7,101,763
Multiline Retail 0.1%
Springland International Holdings Ltd.	China	2,297,000	1,243,871
Oil, Gas & Consumable Fuels 24.7%
China Coal Energy Co. Ltd., H	China	4,662,000	2,801,065
China Petroleum and Chemical Corp., H	China	121,205,000	94,858,057
China Shenhua Energy Co. Ltd., H	China	7,424,000	22,637,794
CNOOC Ltd.	China	38,862,000	79,067,343
Inner Mongolia Yitai Coal Co. Ltd., B	China	585,800	1,171,600
PetroChina Co. Ltd., H	China	50,147,500	55,216,918
Yanzhou Coal Mining Co. Ltd., H	China	8,194,000	8,187,714
			263,940,491
Paper & Forest Products 1.4%
Nine Dragons Paper Holdings Ltd.	China	20,494,901	14,480,761
Pharmaceuticals 0.6%
Tong Ren Tang Technologies Co. Ltd., H	China	2,013,000	6,462,613
Real Estate Management & Development 2.0%
Agile Property Holdings Ltd.	China	3,426,000	3,781,169
Cheung Kong (Holdings) Ltd.	Hong Kong	539,000	8,186,515
Soho China Ltd.	China	10,892,000	9,366,956
			21,334,640
Semiconductors & Semiconductor Equipment 6.0%
MediaTek Inc.	Taiwan	825,648	10,207,148
Realtek Semiconductor Corp.	Taiwan	602,259	1,470,763

Templeton Dragon Fund, Inc.
Statement of Investments, September 30, 2013 (unaudited) (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	15,560,136	52,893,410
			64,571,321
Textiles, Apparel & Luxury Goods 0.5%
Anta Sports Products Ltd.	China	4,350,000	5,574,946
Transportation Infrastructure 1.0%
COSCO Pacific Ltd.	China	7,189,472	11,067,928
Wireless Telecommunication Services 4.7%
China Mobile Ltd.	China	4,509,500	50,438,584
Total Common Stocks (Cost $437,709,252)			1,049,817,343
Short Term Investments 1.9%
Money Market Funds (Cost $15,863,159) 1.5%
[b,f]Institutional Fiduciary Trust Money Market Portfolio	United States	15,863,159	15,863,159
Investments from Cash Collateral Received for Loaned Securities (Cost
$4,413,747) 0.4%
Money Market Funds 0.4%
[g]BNY Mellon Overnight Government Fund, 0.032%	United States	4,413,747	4,413,747
Total Investments (Cost $457,986,158) 100.0%			1,070,094,249
Other Assets, less Liabilities 0.0%†			467,295
Net Assets 100.0%			$1,070,561,544

†Rounds to less than 0.1% of net assets.
aA portion or all of the security purchased on a delayed delivery basis.
bNon-income producing.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days.
dSee Note 4 regarding holdings of 5% voting securities.
eA portion or all of the security is on loan at September 30, 2013.
fThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
gThe rate shown is the annualized seven-day yield at period end.

Templeton Dragon Fund, Inc.

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a closed-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At September 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$462,035,453

Unrealized appreciation	$632,581,398
Unrealized depreciation	(24,522,602)
Net unrealized appreciation (depreciation)	$608,058,796

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the nine months ended September 30, 2013, were as shown below.

Number of
Number of Shares				Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of		Investment Realized Capital
Name of Issuer	of Period	Additions Reductions		Period	Period		Income	Gain (Loss)
Non-Controlled Affiliates
Beijing Jingkelong Co. Ltd., H
Total Affiliated Securities (Value is 0.28% of Net Assets)	3,229,447	6,690,982	-	9,920,429	$2,980,241	$	- $	-

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2013, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Commercial Services & Supplies	$-	$-	$95,111	$95,111
All other equity Investment[b]	1,049,722,232	-	-	1,049,722,232
Short Term Investments	15,863,159	4,413,747	-	20,276,906
Total Investments in Securities	$1,065,585,391	$4,413,747	$95,111	$1,070,094,249

aIncludes common stocks.
bFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Dragon Fund, Inc.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date November 26, 2013

By /s/MARK H. OTANI

   Mark H. Otani

    Chief Financial Officer and

 Chief Accounting Officer

Date November 26, 2013